Note 10: Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Components of Income Tax Expense (Benefit) Table [Text Block]
(Dollars in millions)	2011	2010	2009
Current:
United States:
Federal	$428	$122	$239
State	99	128	54
Foreign	1,373	1,164	837

	1,900	1,414	1,130
Future:
United States:
Federal	528	461	370
State	27	-	41
Foreign	(224)	(48)	40

	331	413	451

Income tax expense	$2,231	$1,827	$1,581

Attributable to items credited (charged) to equity and goodwill	$864	$276	$(782)

Schedule of Deferred Tax Assets and Liabilities Table [Text Block]
(Dollars in millions)	2011	2010
Future income tax benefits:
Insurance and employee benefits	$2,579	$1,986
Other asset basis differences	(569)	(540)
Other liability basis differences	1,046	958
Tax loss carryforwards	723	729
Tax credit carryforwards	1,247	1,371
Valuation allowances	(977)	(911)

	$4,049	$3,593

Future income taxes payable:
Fixed assets	$667	$647
Other items, net	248	190

	$915	$837

Schedule of Income before Income Tax Domestic and Foreign Table [Text Block]
(Dollars in millions)	2011	2010	2009
United States	$3,293	$2,655	$2,584
Foreign	4,312	3,883	3,176

	$7,605	$6,538	$5,760

Schedule of Effective Income Tax Rate Reconciliation Table [Text Block]
	2011	2010	2009
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
Tax on international activities	(4.3)%	(7.6)%	(6.9)%
Tax audit settlements	(0.8)%	-	(0.7)%
Other	(0.6)%	0.5%	-

Effective income tax rate	29.3%	27.9%	27.4%

Summary Of Tax Credit Carryforwards [Text Block]
(Dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2012-2016	$22	$523
2017-2021	164	125
2022-2031	308	397
Indefinite	753	2,157
Total	$1,247	$3,202

Summary Of Operating Loss Carryforwards [Text Block]
(Dollars in millions)	Tax Credit Carryforwards	Tax Loss Carryforwards
Expiration period:
2012-2016	$22	$523
2017-2021	164	125
2022-2031	308	397
Indefinite	753	2,157
Total	$1,247	$3,202

Summary Of Income Tax Contingencies [Text Block]
(Dollars in millions)	2011	2010	2009
Balance at January 1	$891	$793	$773
Additions for tax positions related to the current year	71	115	90
Additions for tax positions of prior years	71	80	174
Reductions for tax positions of prior years	(24)	(81)	(20)
Settlements	(63)	(16)	(224)

Balance at December 31	$946	$891	$793

Gross interest expense related to unrecognized tax benefits	$23	$27	$21

Total accrued interest balance at December 31	$165	$144	$142